UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	98.2%
AUSTRALIA	19.5%
DIVERSIFIED	6.4%
GPT Group		3,206,290	$12,178,213
Mirvac Group		527,960	2,289,459
Stockland		977,112	6,361,374
			20,829,046
INDUSTRIAL	1.6%
Macquarie Goodman Group		1,043,314	5,324,285
MALLS	3.8%
Westfield Group		773,944	12,454,520
OFFICE	3.2%
Commonwealth Property Office Fund		1,541,454	2,082,872
ING Office Fund		3,268,239	4,607,633
Tishman Speyer Office Fund		1,858,256	3,655,991
			10,346,496
SHOPPING CENTER	4.5%
CFS Gandel Retail Trust		3,415,001	6,179,290
Macquarie CountryWide Trust		1,851,404	3,085,283
Macquarie DDR Trust		5,339,448	5,396,316
			14,660,889
TOTAL AUSTRALIA			63,615,236

HONG KONG	30.9%
DIVERSIFIED	20.8%
Cheung Kong Holdings Ltd.		244,000	3,423,875
Chinese Estates Holdings Ltd.		5,305,450	9,637,895
Great Eagle Holdings Ltd.		2,284,536	8,532,683
Henderson Land Development Company Ltd.		1,641,128	11,811,446
Hysan Development Company Ltd.		2,210,321	5,681,788
Kerry Properties Ltd.		242,840	1,748,427
Shanghai Real Estates Ltd.		8,711,321	3,651,372
Sino Land Co., Ltd.		1,388,000	3,087,639

		Number of Shares	Value

Sun Hung Kai Properties Ltd.		850,038	$10,778,221
Tai Cheung Holdings Ltd.		6,361,000	4,770,890
Wharf Holdings Ltd.		1,106,400	4,560,562
			67,684,798
HOTEL	2.0%
Shangri-La Asia Ltd.		2,802,618	6,621,973
OFFICE	6.2%
Hongkong Land Holdings Ltd. (USD)		4,791,700	20,227,031
REAL ESTATE OPERATIONS/DEVELOPMENT	1.9%
Country Garden Holdings Co.(a)		3,353,000	4,112,954
KWG Property Holding Ltd.(a)		1,452,000	2,011,152
			6,124,106
SHOPPING CENTER	0.0%
Link REIT		20,492	42,677
TOTAL HONG KONG			100,700,585

JAPAN	41.1%
DIVERSIFIED	7.5%
eASSET Investment Corp.		738	3,271,866
Heiwa Real Estate Co., Ltd.		445,500	3,134,805
Kenedix Realty Investment Corp.		971	6,998,722
Sumitomo Realty & Development Co., Ltd.		223,000	6,625,868
Tokyo Tatemono Co., Ltd.		370,000	4,463,678
			24,494,939
OFFICE	26.3%
DA Office Investment Corp.		639	4,219,915
Daibiru Corp.		233,300	3,273,784
Mitsubishi Estate Co., Ltd.		1,412,500	35,933,800
Mitsui Fudosan Co., Ltd.		1,226,000	32,010,326
Nomura Real Estate Office Fund		375	3,450,612
NTT Urban Development Corp.		3,914	7,084,453
			85,972,890

		Number of Shares	Value

RESIDENTIAL—APARTMENT	4.0%
Advance Residence Investment		490	$2,192,634
Japan Single-residence REIT		1,821	7,321,726
New City Residence Investment Corp.		686	3,572,351
			13,086,711
SHOPPING CENTER	3.3%
AEON Mall Co., Ltd.		301,900	9,030,383
Japan Retail Fund Investment Corp.		197	1,591,533
			10,621,916
TOTAL JAPAN			134,176,456

NEW ZEALAND	1.0%
OFFICE	1.0%
AMP NZ Office Trust		3,423,317	3,283,927

SINGAPORE	5.7%
DIVERSIFIED	1.5%
CapitaLand Ltd.		331,000	1,603,288
Keppel Land Ltd.		587,000	3,180,908
			4,784,196
INDUSTRIAL	0.6%
Ascendas India Trust(a)		2,766,900	2,154,082
OFFICE	3.6%
CapitaCommercial Trust		3,635,000	6,310,400
K-REIT Asia		2,856,000	5,462,586
			11,772,986
TOTAL SINGAPORE			18,711,264
TOTAL COMMON STOCK (Identified cost—$310,216,628)			320,487,468

TOTAL INVESTMENTS(b) (Identified cost—$310,216,628)	98.2%		$320,487,468

OTHER ASSETS IN EXCESS OF LIABILITIES	1.8%		5,826,081

NET ASSETS	100.0%		$326,313,549

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a)     Non-income producing security.

(b)    All securities except Country Garden Holdings Co., KWG Property Holding Ltd. and Ascendas India Trust have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of July 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$18,146,205
Gross unrealized depreciation	(7,875,365)
Net unrealized appreciation	$10,270,840

Cost for federal income tax purposes	$310,216,628

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza
		Name: Adam M. Derechin		Name: James Giallanza
		Title: President and principal		Title: Treasurer and principal
		executive officer		financial officer

Date: September 28, 2007